Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Financial instruments fair value gains
Fair value movements on equity investments	$ (174)	$ 38	$ (54)	$ 156
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			5,106	5,534
Settlements			(368)	(151)
Revaluations				38
Discount unwind			179	208
Contingent liabilities recognised in business combination at end of period	4,917	$ 5,629	4,917	$ 5,629
Diabetes Alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			3,983
Settlements			(225)
Discount unwind			144
Contingent liabilities recognised in business combination at end of period	3,902		3,902
Increase/decrease in contingent consideration balance with increase/decrease in sales of 10% compared with current estimates	390		$ 390
The increase/decrease in sales estimates			10.00%
Other
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			$ 1,123
Settlements			(143)
Discount unwind			35
Contingent liabilities recognised in business combination at end of period	1,015		1,015
Interest-Bearing Loans and Borrowings
Financial instruments fair value gains
Total carrying value	18,984		18,984
Fair value	20,867		20,867
Other Investments
Financial instruments fair value gains
Fair value	2,181		2,181
Money market funds
Financial instruments fair value gains
Fair value	3,960		3,960
Loans | Instruments in a fair value hedge relationship
Financial instruments fair value gains
Fair value	342		342
Loans | Instruments designated at fair value through profit and loss
Financial instruments fair value gains
Fair value	337		337
Derivatives
Financial instruments fair value gains
Fair value	$ 321		321
Level 3
Financial instruments fair value gains
Fair value movements on equity investments			$ 50